Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Non-cash Transactions (Details)			12 Months Ended	13 Months Ended
	May 09, 2017 CAD ($)	May 09, 2017 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure Of Supplementary Cash Flow Information [Abstract]
Acquired property, plant and equipment included in trade and other payables			$ 456,774	$ 308,218
Intangible assets included in trade and other payables			453,436	140,731
Intangible assets included in trade and other receivables (note 14)				3,546,400
Intangible assets included in long-term payable			249,714	795,072
Liability settlement in shares	$ 858,000	$ 625,000	858,000
Acasti convertible debenture interest paid in shares of subsidiary			$ 56,984
Reduction in goodwill on reduction of balance of purchase price				65,513
Acasti equity settled share-based payment included in equity and unsecured convertible debentures				94,200
Acasti issuance of broker warrants included in net proceeds from Acasti public offering				143,932
Acasti public offering transactions costs included in trade and other payables				380,765
Acasti reduction in share issue costs from reduction in trade and other payables				109,410
Acasti private placement transactions costs included in trade and other payables				$ 40,305